Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	September 30, 2015
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Stock-based compensation liability	$—	$—	$12,726,722
The table presented below is a summary of changes in the fair value of the Company’s Level 3 valuation for the stock-based compensation liability for the years ended September 30, 2016 and 2015:
Balance at October 1, 2014	$1,557,789
Change in fair value	11,168,933
Balance at September 30, 2015	12,726,722
Change in fair value	2,391,862
Reclassification to stockholders’ equity (deficit)	(15,118,584)
Balance at September 30, 2016	$—

Schedule of fair value of the performance-based stock units (PSUs)
September 30, 2015
Risk-free interest rate	1.4%
Derived service period	5 years
Expected volatility	60%
Annual dividend yield	0%
Fair value of common stock	$25.79 per share